Contingencies, letters of credit and other commitments - Additional Information (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Commitments And Contingencies [Abstract]
Outstanding letter of credit	$ 129.8	$ 106.2
Purchase commitments	35.6	62.3
Purchase order for leases	$ 26.7	$ 44.4